SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY
Schedule of share capital

	2020		2019		2018
Authorized: unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	221,744	$3,088,094	239,411	$3,337,608	242,129	$3,386,946
Issued for cash:
Purchase of common shares under Normal Course Issuer Bid	(340)	(4,731)	(18,231)	(253,920)	(5,925)	(82,596)
Stock Option Plan	—	—	—	—	668	9,138
Non-cash:
Share-based compensation – settled(1)	1,160	13,824	564	4,406	2,539	23,389
Stock Option Plan – exercised	—	—	—	—	—	731
Cancellation of predecessor shares	(16)	(218)	—	—	—	—
Balance, end of year	222,548	$3,096,969	221,744	$3,088,094	239,411	$3,337,608
(1)	The amount of shares issued on LTI settlement is net of employee withholding taxes in 2020 and 2019.

Summary of share-based compensation expense which is included in General and Administrative expense on the Consolidated Income Statements

($ thousands)	2020	2019	2018
Cash:
Long-term incentive plans expense	$(1,411)	$689	$133
Non-Cash:
Long-term incentive plans expense	13,014	22,324	25,917
Equity swap (gain)/loss	1,396	308	(210)
Share-based compensation expense	$12,999	$23,321	$25,840

Schedule of PSU, RSU and DSU activity

For the year ended December 31, 2020	Cash-settled LTI Plans	Equity-settled LTI Plans		Total
(thousands of units)	DSU	PSU(1)	RSU
Balance, beginning of year	422	2,139	1,531	4,092
Granted	133	1,203	1,142	2,478
Vested	—	(652)	(741)	(1,393)
Forfeited	—	(138)	(107)	(245)
Balance, end of year	555	2,552	1,825	4,932
(1)	Based on underlying awards before any effect of the performance multiplier.

Schedule of cumulative share-based compensation expense recognized to-date

At December 31, 2020 ($ thousands, except for years)	PSU(1)	RSU	Total
Cumulative recognized share-based compensation expense	$18,564	$13,474	$32,038
Unrecognized share-based compensation expense	7,444	5,497	12,941
Fair value	$26,008	$18,971	$44,979
Weighted-average remaining contractual term (years)	1.8	1.4
(1)	Includes estimated performance multipliers.

Schedule of the stock option plan activity for the period

	Number of Options	Weighted Average
Year ended December 31, 2020	(thousands)	Exercise Price
Options outstanding, beginning of year	2,107	$14.24
Exercised	—	—
Forfeited	(8)	14.85
Expired	(2,099)	14.24
Options outstanding and exercisable, end of year	—	$—

Schedule of net income/(loss) per share

(thousands, except per share amounts)	2020	2019	2018
Net income/(loss)	$(923,367)	$(259,720)	$378,279

Weighted average shares outstanding – Basic	222,503	231,334	244,076
Dilutive impact of share-based compensation(1)	—	—	3,185
Weighted average shares outstanding – Diluted	222,503	231,334	247,261
Net income/(loss) per share
Basic	$(4.15)	$(1.12)	$1.55
Diluted	$(4.15)	$(1.12)	$1.53
(1)	For the years ended December 31, 2020 and 2019, the impact of share-based compensation was anti-dilutive as a conversion to shares would not increase the loss per share.